ASSETS HELD FOR SALE AND DISPOSITIONS - Changes in proceeds receivable (Details) - 4 months ended Dec. 31, 2018 $ in Thousands, $ in Millions	USD ($)	CAD ($)
ASSETS HELD FOR SALE AND DISPOSITIONS
Change in consumer price index inflation factor		$ (1,400)
Piedmont, South Carolina
ASSETS HELD FOR SALE AND DISPOSITIONS
Balance, Sept 13, 2018	$ 9.5	12,313
Change in consumer price index inflation factor		(1,166)
Foreign exchange		658
Balance, December 31, 2018		11,805
Clinton, Tennessee
ASSETS HELD FOR SALE AND DISPOSITIONS
Balance, Sept 13, 2018	$ 0.3	400
Change in consumer price index inflation factor		(231)
Foreign exchange		62
Balance, December 31, 2018		$ 231